Mortgage Notes Payable, Net (Narrative) (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Real estate investment, at cost relating to notes payable	$ 1,000,000
Mortgages
Debt Instrument [Line Items]
Outstanding loan amount	$ 443,385	$ 470,803